SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2018
SUBSEQUENT EVENTS
Payments to Acquire Equity Method Investments		$ 9,459	$ 0	$ 0
Hollysys Intelligent [Member]
SUBSEQUENT EVENTS
Noncontrolling Interest, Ownership Percentage by Parent					100.00%
Subsequent Event [Member] | Hollysys Intelligent [Member]
SUBSEQUENT EVENTS
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Payments to Acquire Equity Method Investments	$ 20,901